Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Summary of Share.Based Compensation
Share-based compensation recognized for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenues	—	—	14,789	2,267
Selling and marketing expenses	—	—	2,370	363
General and administrative expenses	—	—	16,128	2,472
Research and development expenses	—	—	17,454	2,675

Total	—	—	50,741	7,777

Summary of Stock Option Awards Outstanding
The following table presents a summary of the Company’s stock options activities for the years ended December 31, 2018, 2019 and 2020.

	Employees	Consultants	Total	Weighted average exercise price	Remaining contractual life	Aggregated intrinsic value
	(in thousands)	(in thousands)	(in thousands)	US$		RMB
Outstanding at January 1, 2018	2,950	—	2,950	0.001	—	3,031
Cancelled	(2,950)	—	(2,950)	0.01	—	—
Granted	12,766	500	13,266	0.0001	—	—
Forfeited	(101)	—	(101)	0.0001	—	—
Outstanding at December 31, 2018	12,665	500	13,165	0.0001	3.75	20,514

Exercisable as of December 31, 2018	—	—	—	—	—	—

Outstanding at January 1, 2019	12,665	500	13,165	0.0001	3.75	20,514
Cancelled	—	—	—	—	—	—
Granted	—	—	—	—	—	—
Forfeited	(844)	—	(844)	0.0001	—	—

Outstanding at December 31, 2019	11,821	500	12,321	0.0001	2.75	43,011

Exercisable as of December 31, 2019	—	—	—	—	—	—

Outstanding at January 1, 2020	11,821	500	12,321	0.0001	2.75	43,011
Cancelled	—	—	—	—	—	—
Granted	32,932	363	33,295	0.0001	—	—
Exercised	(3,235)	—	(3,235)	0.0001	—	—
Forfeited	(3,714)	—	(3,714)	0.0001	—	—

Outstanding at December 31, 2020	37,804	863	38,667	0.0001	3.09	48,921

Exercisable as of December 31, 202 0	5,002	250	5,252	0.0001	—	6,644

Summary of Restricted Shares Activities
The following table sets forth the summary of restricted shares activities:

	Number of Restricted Shares Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	US$
January 1, 2018	—	—
Awarded	14,500	0.21
Vested	—	—

Outstanding at December 31, 2018	14,500	0.21

January 1, 2019	14,500	0.21
Awarded	10,428	0.26
Vested	—	—

Outstanding at December 31, 2019	24,928	0.23

January 1, 2020	24,928	0.23
Awarded	2,607	0.27
Forfeited	(7,821)	0.26
Vested	(9,857)	0.22

Outstanding at December 31, 2020	9,857	0.23

	Number of Restricted Share Units Granted	Weighted-Average Grant Date Fair Value
	(in thousands)	(in thousands) US$
January 1, 2020	—	—
Awarded	9,611	0.22
Forfeited	(5,101)	0.24
Vested	—	—

Outstanding at December 31, 2020	4,510	0.20